Fair Value Measurements and Investments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 24,966	$ 0
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	700
Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	475	584	$ 688
Cash surrender value of company-owned life insurance	893	857	918
Total financial assets	1,368	1,441	1,606
Total financial liabilities	24,966
Recurring Basis | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	24,226
Recurring Basis | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	740
Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	475	584	688
Cash surrender value of company-owned life insurance	0	0	0
Total financial assets	475	584	688
Total financial liabilities	24,226
Recurring Basis | Level 1 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	24,226
Recurring Basis | Level 1 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	0	0	0
Cash surrender value of company-owned life insurance	893	857	918
Total financial assets	893	857	918
Total financial liabilities	0
Recurring Basis | Level 2 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 2 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	0	0	0
Cash surrender value of company-owned life insurance	0	0	0
Total financial assets	0	$ 0	$ 0
Total financial liabilities	740
Recurring Basis | Level 3 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 3 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 740